Earnings Per Share (Details) - Schedule of basic and diluted EPS - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of basic and diluted EPS [Abstract]
Profit for the year	$ 43,696	$ 27,251	$ 23,565
Less: profit attributable to the Earnout Shares	2,693	1,690
Less: profit attributable to the Restricted Shares Awards	355	75
Net profit available to common shareholders	$ 40,648	$ 25,486	$ 23,565
Weighted average number of shares – basic and diluted (in Shares)	45,470,961	43,047,915	34,292,263
Basic and diluted earnings per share (in Dollars per share)	$ 0.89	$ 0.59	$ 0.69